Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Mar. 31, 2021		$ 30,000	$ 2,934,595	$ 3,773,226	$ 16,366	$ 6,754,187
Balance (in Shares) at Mar. 31, 2021	[1]	30,000,000
Net income				866,443		866,443
Foreign currency translation adjustment					(9,228)	(9,228)
Balance at Sep. 30, 2021		$ 30,000	2,934,595	4,639,669	7,138	7,611,402
Balance (in Shares) at Sep. 30, 2021	[1]	30,000,000
Balance at Mar. 31, 2022		$ 30,000	2,934,595	7,264,531	(34,024)	10,195,102
Balance (in Shares) at Mar. 31, 2022	[1]	30,000,000
Issuance of common shares pursuant to initial public offering (“IPO”)		$ 5,000	22,489,364			22,494,364
Issuance of common shares pursuant to initial public offering (“IPO”) (in Shares)		5,000,000
Issuance of common shares to a service provider for successful IPO		$ 50	(50)
Issuance of common shares to a service provider for successful IPO (in Shares)		50,000
Net income				1,838,183		1,838,183
Foreign currency translation adjustment					(14,800)	(14,800)
Balance at Sep. 30, 2022		$ 35,050	$ 25,423,909	$ 9,102,714	$ (48,824)	$ 34,512,849
Balance (in Shares) at Sep. 30, 2022	[1]	35,050,000

[1]	Retrospectively restated for effect of share reorganization (see Note 7).